UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1. Schedule of Investments.

RiverFront Long-Term Growth Fund
STATEMENT OF INVESTMENTS (UNAUDITED)
September 30, 2010

	Shares	Value
COMMON STOCKS (37.65%)

Aerospace & Defense (2.74%)
Esterline Technologies Corp.(a)	8,584	$491,261
L-3 Communications Holdings, Inc.	4,484	324,059
Lockheed Martin Corp.	5,802	413,567
United Technologies Corp.	6,332	451,028

		1,679,915

Banks (0.30%)
State Street Corp.	4,816	181,371

Capital Markets (0.40%)
Affiliated Managers Group, Inc.(a)	3,161	246,590

Chemicals (1.71%)
The Scotts Miracle-Gro Co., Class A	9,467	489,728
Sensient Technologies Corp.	10,155	309,626
Sigma-Aldrich Corp.	4,110	248,162

		1,047,516

Commercial Banks (1.08%)
Cullen/Frost Bankers, Inc.	5,365	289,013
Valley National Bancorp	28,811	371,661

		660,674

Commercial Services & Supplies (0.43%)
Manpower, Inc.	5,065	264,393

Communications Equipment (0.67%)
Harris Corp.	9,214	408,088

Computers & Peripherals (2.07%)
Apple, Inc.(a)	2,523	715,901
International Business Machines Corp.	4,135	554,669

		1,270,570

Containers & Packaging (0.92%)
Ball Corp.	9,610	565,549

Diversified Financial Services (0.85%)
Bank of America Corp.	18,376	240,909
The NASDAQ OMX Group, Inc.(a)	14,311	278,063

		518,972

Electric (0.57%)
DPL, Inc.	13,345	348,705

Energy Equipment & Services (0.94%)
Diana Shipping, Inc.(a)	17,790	225,933
Superior Energy Services, Inc.(a)	13,062	348,625

		574,558

Food & Staples Retailing (1.75%)
CVS Caremark Corp.	8,874	279,265
NIKE, Inc., Class B	6,320	506,484
Wal-Mart Stores, Inc.	5,409	289,490

		1,075,239

Food Products (0.93%)
H.J. Heinz Co.	12,057	571,140

Health Care Providers & Services (3.49%)
CareFusion Corp.(a)	19,400	481,896
DaVita, Inc.(a)	7,361	508,130
Express Scripts, Inc.(a)	4,448	216,618
Henry Schein, Inc.(a)	6,964	407,951
Johnson & Johnson	2,862	177,330
PSS World Medical, Inc.(a)	16,467	352,064

		2,143,989

Hotels, Restaurants & Leisure (0.97%)
Darden Restaurants, Inc.	6,334	270,969
Penn National Gaming, Inc.(a)	10,953	324,318

		595,287

Household Products (0.76%)
The Clorox Co.	6,979	465,918

Insurance (1.98%)
Chubb Corp.	5,050	287,800
HCC Insurance Holdings, Inc.	18,049	470,898
The Progressive Corp.	22,074	460,684

		1,219,382

IT Services (0.78%)
Fiserv, Inc.(a)	8,895	478,729

Leisure Equipment & Products (0.46%)
Hasbro, Inc.	6,381	284,018

Machinery (0.78%)
Dover Corp.	9,162	478,348

Media (1.27%)
DIRECTV, Class A(a)	11,327	471,544
DreamWorks Animation SKG, Inc., Class A(a)	9,813	313,133

		784,677

Multiline Retail (0.83%)
Dollar Tree, Inc.(a)	10,396	506,909

Oil & Gas (3.68%)
Chevron Corp.	7,882	638,836
Cimarex Energy Co.	4,073	269,551
Exxon Mobil Corp.	11,751	726,095
Forest Oil Corp.(a)	12,586	373,804
Petrohawk Energy Corp.(a)	15,530	250,654

		2,258,940

Pharmaceuticals (1.83%)
Abbott Laboratories	9,826	513,310
Bristol-Myers Squibb Co.	14,862	402,909
PerkinElmer, Inc.	8,954	207,196

		1,123,415

Real Estate Investment Trusts (1.72%)
American Campus Communities, Inc.	12,638	384,701
Corporate Office Properties Trust	11,183	417,237
Weingarten Realty Investors	11,607	253,265

		1,055,203

Semiconductors & Semiconductor Equipment (1.05%)
Microchip Technology, Inc.	11,845	372,525
Skyworks Solutions, Inc.(a)	13,048	269,833

		642,358

Software (1.00%)
Amdocs, Ltd.(a)	13,652	391,266
BMC Software, Inc.(a)	5,432	219,887

		611,153

Tobacco (0.58%)
Philip Morris International, Inc.	6,360	356,287

Transportation (0.72%)
United Parcel Service, Inc., Class B	6,631	442,221

Wireless Telecommunication Services (0.39%)
Sprint Nextel Corp.(a)	51,669	239,227

TOTAL COMMON STOCKS
(Cost $20,305,151)		23,099,341

EXCHANGE TRADED FUNDS (53.76%)

Asset Allocation Fund (2.88%)
WisdomTree Dreyfus Brazilian Real Fund	61,110	1,766,690

Commodity Fund (2.01%)
SPDR Gold Shares(a)	9,626	1,231,262

Emerging Markets (12.49%)
iShares MSCI All Country Asia ex-Japan Index Fund	26,269	1,589,537
iShares MSCI Chile Investable Market Index Fund	5,710	422,654
iShares MSCI Emerging Markets Index Fund	19,229	860,882
Vanguard Emerging Markets ETF	105,667	4,797,282

		7,670,355

Equity Fund (5.10%)
Global X China Consumer ETF(a)	16,303	332,255
iShares MSCI United Kingdom Index Fund	74,034	1,211,197
Materials Select Sector SPDR Fund	15,489	507,729
PowerShares Active U.S. Real Estate Fund	10,860	471,867
SPDR S&P Oil & Gas Equipment & Services ETF	10,398	308,509
Utilities Select Sector SPDR Fund	9,526	298,640

		3,130,197

International Equity (10.38%)
iShares MSCI Canada Index Fund	43,109	1,208,345
iShares MSCI Singapore Index Fund	141,821	1,874,874
Vanguard Europe Pacific ETF	95,306	3,289,963

		6,373,182

Large Cap (7.47%)
iShares Dow Jones U.S. Real Estate Index Fund	3,441	181,960
iShares S&P North American Technology-Software Index Fund(a)	19,111	991,096
SPDR S&P Biotech ETF	12,942	768,367
Vanguard Dividend Appreciation ETF	54,190	2,640,137

		4,581,560

Micro Cap (1.84%)
First Trust Dow Jones Select MicroCap Index Fund	60,852	1,126,188

Mid Cap (0.40%)
SPDR KBW Bank ETF	10,751	246,735

Real Estate Investment Trusts (1.96%)
Vanguard REIT ETF		23,121	1,204,142

Small Cap (8.74%)
PowerShares Dynamic Food & Beverage Portfolio		20,393	334,037
PowerShares Dynamic Leisure & Entertainment Portfolio		27,097	438,700
SPDR S&P Emerging SmallCap ETF		83,771	4,587,301

			5,360,038

Technology (0.49%)
Vanguard Information Technology Index ETF		5,410	300,796

TOTAL EXCHANGE TRADED FUNDS (Cost $28,972,325)			32,991,145

EXCHANGE TRADED NOTES (3.90%)

Equity Fund (3.90%)
iPATH S&P 500 VIX Mid-Term Futures ETN(a)		7,233	626,956
JPMorgan Alerian MLP Index ETN		34,920	1,178,201
UBS E-TRACS Alerian MLP Infrastructure ETN		20,915	585,202

			2,390,359
TOTAL EXCHANGE TRADED NOTES (Cost $2,283,010)			2,390,359

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (4.17%)
Dreyfus Cash Management Fund, Institutional Class	0.21%	2,556,507	2,556,507

TOTAL SHORT TERM INVESTMENTS (Cost $2,556,507)			2,556,507

TOTAL INVESTMENTS (99.48%) (Cost $54,116,993)			$61,037,352

Other Assets In Excess Of Liabilities (0.52%)			316,415

NET ASSETS (100.00%)			$61,353,767

Common Abbreviations:

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

E-TRACS - Exchange Traded Access Securities

Ltd. - Limited

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipts

VIX - Volatility Index

(a) Non-Income Producing Security.

See Notes to Quarterly Statement of Investments

RiverFront Long-Term Growth Fund

Notes to Quarterly Statement of Investments (Unaudited)

Organization

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). RiverFront Long-Term Growth Fund (the “Fund”) is one of eleven separate series offered to the public under the Trust as of September 30, 2010. The Fund offers multiple series of shares, and each class within a Fund differs as to sales and redemption charges and ongoing fees. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual shares. Class A shares of the Fund are subject to an initial sales charge of up to 5.50%. Class A shares and Class C shares of the Fund, as applicable, for which no initial sales charge was paid are subject to a contingent deferred sales charge of 1% if the shares are sold within twelve months after a purchase in excess of $1 million.

On September 25, 2010, RiverFront Long-Term Growth Fund (“predecessor Baird RiverFront Fund”), a series of Baird Funds, Inc., participated in a tax-free reorganization. Through the reorganization, the predecessor Baird RiverFront Fund merged into the newly created RiverFront Long-Term Growth Fund series of the Financial Investors Trust. The RiverFront Long-Term Growth Fund has carried over the historic performance and financial statements of the predecessor Baird RiverFront Fund. The predecessor Baird RiverFront Fund commenced operations on October 28, 2008.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Investment Valuation

The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s net asset value (“NAV”). The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Fund to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time on each business day (Monday through Friday). The Fund does not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE (normally at 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

Investments in other funds are calculated to their respective net asset values as determined by those funds in accordance with the 1940 Act.

When such prices or quotations are not available, or when ALPS Advisors, Inc (“ALPS Advisors” or “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Fund may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

▪	Level 1 – Quoted and unadjusted prices in active markets for identical investments

▪	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010

Investments in Securities at Value	Level 1 – Quoted and Unadjusted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stocks	$ 23,099,341	$ –	$ –	$ 23,099,341

Exchange Traded Funds	32,991,145	–	–	32,991,145

Exchange Traded Notes	2,390,359	–	–	2,390,359

Short Term Investments	2,556,507	–	–	2,556,507

TOTAL	$ 61,037,352	$ –	$ –	$ 61,037,352
*	See Schedule of Investments for industry classifications

For the three months ended September 30, 2010, the Fund did not have any significant transfers between Level 1 and Level 2 securities. For the period ended September 30, 2010, the Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions

Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange.

Expenses

Some expenses of the Trust can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

Use of Estimates: The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders

The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

Unrealized Appreciation and Depreciation on Investments

As of September 30, 2010, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$7,342,674
Gross depreciation (excess of tax cost over value)	(523,223)

Net unrealized appreciation	$6,819,451

Cost of investments for income tax purposes	$54,217,901

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	November 24, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	November 24, 2010